Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,539,000
Previously Paid Amount	0.00
Total Fee Amount	220.89
Total Offset Amount	0.00
Net Fee	220.89
Narrative - Max Aggregate Offering Price	$ 2,539,000
Final Prospectus	true